General (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
General [Abstract]
Company incorporation date		Feb. 28, 2008
Percentage of reduction rate of surgical site	60.00%
Cash and cash equivalents	$ 17,448	$ 6,563	$ 17,448	$ 6,402
Net loss		(15,577)	(18,245)
Cash flows from operating activities		(13,835)	$ (12,711)
Accumulated deficit		$ (317,077)		$ (301,500)